T. ROWE PRICE Emerging Markets Bond Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.7%
Government Bonds 0.7%
Republic of Albania, 3.50%, 6/16/27 (EUR)  145,000 159
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 13,325,000 14,048
Republic of Albania, 3.50%, 11/23/31 (EUR)  315,000 332
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 12,680,000 14,792
Republic of Albania, 5.90%, 6/9/28 (EUR)  1,696,000 1,979
Total Albania (Cost $29,214) 31,310
ANGOLA 2.7%
Government Bonds 2.7%
Republic of Angola, 8.00%, 11/26/29 (USD)  55,955,000 50,978
Republic of Angola, 8.25%, 5/9/28 (USD)  33,378,000 31,758
Republic of Angola, 8.75%, 4/14/32 (USD) (1) 890,000 800
Republic of Angola, 8.75%, 4/14/32 (USD)  20,578,000 18,499
Republic of Angola, 9.125%, 11/26/49 (USD)  16,600,000 13,790
Republic of Angola, 9.375%, 5/8/48 (USD)  6,060,000 5,142
Republic of Angola, 9.50%, 11/12/25 (USD)  5,535,000 5,637
Total Angola (Cost $125,294) 126,604
ARGENTINA 1.3%
Government Bonds 1.3%
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  25,364,160 15,409
Republic of Argentina, STEP, 4.125%, 7/9/35 (USD)  47,058,705 22,706
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  46,986,238 24,617
Total Argentina (Cost $55,284) 62,732
BAHAMAS 0.5%
Government Bonds 0.5%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 16,380,000 15,436
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  7,075,000 6,667
Total Bahamas (Cost $23,149) 22,103
BAHRAIN 1.7%
Government Bonds 1.7%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD) (1) 9,493,000 9,090
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  24,770,000 26,044

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  26,625,000 28,262
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  14,225,000 14,596
Total Bahrain (Cost $78,618) 77,992
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 15,263,235 14,691
Total Barbados (Cost $14,878) 14,691
BERMUDA 0.3%
Government Bonds 0.3%
Government of Bermuda, 5.00%, 7/15/32 (USD)  13,314,000 13,534
Total Bermuda (Cost $13,230) 13,534
BRAZIL 4.4%
Corporate Bonds 2.1%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 7,780,000 8,425
Banco do Brasil, 6.00%, 3/18/31 (USD) (1) 7,410,000 7,588
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 10,640,000 10,543
Braskem Netherlands Finance, 8.50%, 1/12/31 (USD) (1) 5,900,000 6,275
Cosan Luxembourg, 7.25%, 6/27/31 (USD) (1) 9,060,000 9,519
Cosan Overseas, 8.25% (USD) (2) 6,515,000 6,688
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  31,100,000 29,425
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 8,620,000 8,073
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  8,695,000 8,143
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 1,200,000 1,166
95,845
Government Bonds 2.3%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  31,475,000 5,362
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  226,577,000 37,490
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,881,000 8,174
Republic of Brazil, 6.125%, 3/15/34 (USD)  34,105,000 34,840
Republic of Brazil, 6.25%, 3/18/31 (USD)  18,825,000 19,687
Republic of Brazil, 7.125%, 5/13/54 (USD)  3,880,000 4,024
109,577
Total Brazil (Cost $205,108) 205,422

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BULGARIA 0.6%
Government Bonds 0.6%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 14,980,000 17,970
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  2,275,000 2,797
Republic of Bulgaria, 5.00%, 3/5/37 (USD)  6,610,000 6,624
Total Bulgaria (Cost $24,674) 27,391
CHILE 2.5%
Corporate Bonds 2.5%
AES Andes, VR, 6.35%, 10/7/79 (USD) (1)(3) 3,556,000 3,541
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(3) 14,330,000 14,821
Agrosuper, 4.60%, 1/20/32 (USD) (1) 15,300,000 14,105
Banco del Estado de Chile, VR, 7.95% (USD) (1)(2)(3) 10,160,000 10,919
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 11,853,000 10,764
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 (USD)  5,545,000 5,392
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 6,610,000 6,351
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (1) 4,995,000 4,624
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,744
Corp Nacional del Cobre de Chile, 5.125%, 2/2/33 (USD) (1) 6,170,000 6,171
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (USD) (1) 6,950,000 7,581
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  14,510,000 9,428
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,825,000 3,472
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 14,000,000 12,429
Inversiones CMPC, 6.125%, 2/26/34 (USD)  1,080,000 1,146
Total Chile (Cost $123,867) 115,488
CHINA 0.9%
Government Bonds 0.9%
People's Republic of China, Series INBK, 2.28%, 3/25/31  229,000,000 33,300
People's Republic of China, Series INBK, 2.62%, 6/25/30  15,530,000 2,281
People's Republic of China, Series INBK, 3.27%, 11/19/30  41,800,000 6,418
Total China (Cost $40,432) 41,999

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 4.2%
Corporate Bonds 0.8%
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,469
Banco de Bogota, 6.25%, 5/12/26 (USD)  12,300,000 12,373
Bancolombia, VR, 4.625%, 12/18/29 (USD) (3) 12,710,000 12,589
Ecopetrol, 8.375%, 1/19/36 (USD)  5,230,000 5,351
Ecopetrol, 8.875%, 1/13/33 (USD)  4,900,000 5,257
37,039
Government Bonds 3.3%
Republic of Colombia, 3.00%, 1/30/30 (USD)  3,475,000 2,987
Republic of Colombia, 3.125%, 4/15/31 (USD)  25,125,000 20,816
Republic of Colombia, 4.125%, 5/15/51 (USD)  10,495,000 6,650
Republic of Colombia, 4.50%, 3/15/29 (USD)  4,675,000 4,443
Republic of Colombia, 5.00%, 6/15/45 (USD)  40,650,000 30,088
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 17,800
Republic of Colombia, 6.125%, 1/18/41 (USD)  10,790,000 9,535
Republic of Colombia, 7.50%, 2/2/34 (USD)  19,625,000 20,411
Republic of Colombia, 8.00%, 4/20/33 (USD)  7,325,000 7,872
Republic of Colombia, 8.00%, 11/14/35 (USD)  7,040,000 7,521
Republic of Colombia, 8.75%, 11/14/53 (USD)  4,450,000 4,892
Republic of Colombia, Series B, 7.00%, 3/26/31  91,235,300,000 19,233
152,248
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,644 (USD) (4)(5) † 4,848
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,915 (USD) (4)(5) † 2,958
7,806
Total Colombia (Cost $206,355) 197,093
COSTA RICA 1.2%
Government Bonds 1.2%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,924
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  2,950,000 3,066
Republic of Costa Rica, 6.55%, 4/3/34 (USD)  10,855,000 11,570
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  1,650,000 1,765
Republic of Costa Rica, 7.30%, 11/13/54 (USD) (1) 29,595,000 32,748
Total Costa Rica (Cost $53,669) 58,073

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 2.2%
Government Bonds 2.2%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 7,580,000 7,266
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 21,630,000 20,629
Dominican Republic, 4.875%, 9/23/32 (USD)  25,800,000 24,607
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 7,408
Dominican Republic, 5.875%, 1/30/60 (USD)  9,220,000 8,661
Dominican Republic, 6.60%, 6/1/36 (USD) (1) 3,590,000 3,815
Dominican Republic, 6.85%, 1/27/45 (USD)  25,875,000 27,644
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 1,950,000 2,103
Dominican Republic, 10.75%, 6/1/36 (1) 19,550,000 342
Total Dominican Republic (Cost $95,514) 102,475
ECUADOR 1.5%
Government Bonds 1.5%
Republic of Ecuador, STEP, 5.50%, 7/31/35 (USD) (1) 4,003,728 2,286
Republic of Ecuador, STEP, 5.50%, 7/31/35 (USD)  33,685,000 19,231
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD) (1) 62,819,300 45,849
Republic of Ecuador, Zero Coupon, 7/31/30 (USD) (1) 7,889,978 4,420
Total Ecuador (Cost $74,580) 71,786
EGYPT 3.1%
Government Bonds 3.1%
Arab Republic of Egypt, 5.80%, 9/30/27 (USD)  16,159,000 15,301
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  5,375,000 4,497
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  3,490,000 3,342
Arab Republic of Egypt, 7.50%, 2/16/61 (USD)  9,725,000 7,063
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  40,171,000 38,844
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  12,194,000 10,828
Arab Republic of Egypt, 7.903%, 2/21/48 (USD) (1) 800,000 619
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 24,290,000 19,645
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  32,167,000 26,015
Arab Republic of Egypt, Treasury Bills, Series 364D, 29.351%,
12/10/24  961,000,000 18,897
Total Egypt (Cost $145,251) 145,051

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EL SALVADOR 1.8%
Government Bonds 1.8%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (1) 9,700,000 224
Republic of El Salvador, 5.875%, 1/30/25 (USD)  11,640,000 11,570
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 913
Republic of El Salvador, 7.625%, 2/1/41 (USD)  3,753,000 3,076
Republic of El Salvador, 7.65%, 6/15/35 (USD)  26,646,000 23,072
Republic of El Salvador, 8.25%, 4/10/32 (USD)  6,176,000 5,758
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 37,650,000 37,519
Total El Salvador (Cost $72,749) 82,132
GABON 0.0%
Government Bonds 0.0%
Gabonese Republic, 6.625%, 2/6/31 (USD)  530,000 412
Total Gabon (Cost $401) 412
GHANA 1.0%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  700,000 695
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 9,490,000 9,361
10,056
Government Bonds 0.8%
Republic of Ghana, 6.375%, 2/11/27 (USD) (4)(6) 31,630,000 16,581
Republic of Ghana, 8.125%, 1/18/26 (USD) (4)(6) 4,730,000 2,511
Republic of Ghana, 8.625%, 4/7/34 (USD)  17,310,000 9,175
Republic of Ghana, 8.627%, 6/16/49 (USD) (1)(4)(6) 1,450,000 763
Republic of Ghana, 10.75%, 10/14/30 (USD)  9,340,000 6,450
35,480
Total Ghana (Cost $45,175) 45,536
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  1,828,183 1,635
Total Grenada (Cost $1,679) 1,635

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GUATEMALA 1.8%
Government Bonds 1.8%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,457
Republic of Guatemala, 4.875%, 2/13/28 (USD)  9,050,000 8,938
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 2,813,000 2,750
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 6,291
Republic of Guatemala, 5.25%, 8/10/29 (USD) (1) 7,080,000 7,024
Republic of Guatemala, 5.375%, 4/24/32 (USD)  9,620,000 9,581
Republic of Guatemala, 6.55%, 2/6/37 (USD) (1) 3,760,000 3,906
Republic of Guatemala, 6.60%, 6/13/36 (USD) (1) 30,451,000 32,113
Republic of Guatemala, 7.05%, 10/4/32 (USD) (1) 8,800,000 9,541
Total Guatemala (Cost $80,661) 81,601
INDIA 3.7%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28 (USD)  3,754,000 3,839
Greenko Power II, 4.30%, 12/13/28 (USD)  11,581,125 10,925
Reliance Industries, 2.875%, 1/12/32 (USD)  14,235,000 12,591
State Bank of India, 5.00%, 1/17/29 (USD)  10,740,000 10,957
38,312
Government Bonds 2.9%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 6,795,000 5,911
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  18,125,000 15,768
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  74,596,000 70,218
Republic of India, 7.10%, 4/8/34  1,652,000,000 20,197
Republic of India, 7.18%, 8/14/33  1,636,000,000 20,063
132,157
Total India (Cost $174,087) 170,469
INDONESIA 5.4%
Corporate Bonds 1.3%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  8,777,000 8,568
Minejesa Capital, 5.625%, 8/10/37 (USD)  24,450,000 23,538
Pertamina Persero, 5.625%, 5/20/43 (USD)  10,696,000 10,925
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,585
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)  1,000,000 992
Perusahaan Listrik Negara, 4.375%, 2/5/50 (USD) (1) 400,000 334

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,600,000 10,109
59,051
Government Bonds 4.1%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  34,850,000 32,056
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  14,055,000 14,064
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  400,000 403
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  3,658,000 3,695
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  13,020,000 13,138
Republic of Indonesia, 3.50%, 1/11/28 (USD)  3,412,000 3,353
Republic of Indonesia, 4.55%, 1/11/28 (USD)  4,500,000 4,565
Republic of Indonesia, 4.625%, 4/15/43 (USD)  48,980,000 47,973
Republic of Indonesia, 5.25%, 1/17/42 (USD)  23,820,000 24,790
Republic of Indonesia, Series FR64, 6.125%, 5/15/28  392,306,000,000 25,849
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  349,793,000,000 23,948
193,834
Total Indonesia (Cost $267,276) 252,885
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  437,500 425
Total Iraq (Cost $409) 425
IVORY COAST 2.7%
Government Bonds 2.7%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  8,750,000 8,622
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  81,645,000 77,093
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  24,185,000 22,246
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 15,650,000 16,089
Total Ivory Coast (Cost $117,489) 124,050
JAMAICA 0.8%
Corporate Bonds 0.4%
Kingston Airport Revenue Finance, 6.75%, 12/15/36 (USD) (1) 9,240,000 9,584
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,776,133 6,247
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,937,810 2,708
18,539

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.4%
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,475,000 1,830
Government of Jamaica, 8.00%, 3/15/39 (USD)  12,930,000 16,041
17,871
Total Jamaica (Cost $37,436) 36,410
JORDAN 1.9%
Government Bonds 1.9%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  62,725,000 59,277
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 20,830,000 21,210
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,490,000 9,767
Total Jordan (Cost $95,796) 90,254
KAZAKHSTAN 0.4%
Corporate Bonds 0.4%
KazMunayGas National, 3.50%, 4/14/33 (USD)  1,200,000 1,048
KazMunayGas National, 5.75%, 4/19/47 (USD)  16,980,000 15,726
Total Kazakhstan (Cost $16,991) 16,774
KENYA 0.9%
Government Bonds 0.9%
Republic of Kenya, 7.25%, 2/28/28 (USD)  24,918,000 24,021
Republic of Kenya, 8.00%, 5/22/32 (USD)  400,000 373
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 511
Republic of Kenya, 9.75%, 2/16/31 (USD) (1) 16,195,000 16,397
Total Kenya (Cost $39,147) 41,302
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  10,300,000 10,797
Total Kuwait (Cost $11,384) 10,797
MALAYSIA 1.0%
Government Bonds 1.0%
Government of Malaysia, Series 0318, 4.642%, 11/7/33  69,052,000 17,888

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, Series 0419, 3.828%, 7/5/34  114,703,000 28,076
Total Malaysia (Cost $40,155) 45,964
MAURITIUS 0.0%
Corporate Bonds 0.0%
Axian Telecom, 7.375%, 2/16/27 (USD)  500,000 503
Total Mauritius (Cost $464) 503
MEXICO 6.7%
Corporate Bonds 1.7%
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 9,500,000 9,577
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 4,550,000 4,775
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 14,320,000 13,631
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (3) 10,640,000 10,361
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(3) 6,710,000 7,117
BBVA Bancomer, VR, 8.45%, 6/29/38 (USD) (1)(3) 19,590,000 21,375
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 6,698,637 6,804
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,990,000 2,404
76,044
Government Bonds 5.0%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  13,925,000 13,481
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)  1,460,000 951
Petroleos Mexicanos, 5.625%, 1/23/46 (USD)  3,460,000 2,249
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  21,340,000 18,484
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  26,430,000 25,934
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  58,473,000 42,907
Petroleos Mexicanos, 6.84%, 1/23/30 (USD)  270,000 250
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  36,303,000 36,777
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  13,900,000 14,740
United Mexican States, 6.00%, 5/7/36 (USD)  20,090,000 20,510
United Mexican States, 6.35%, 2/9/35 (USD)  20,515,000 21,550
United Mexican States, Series M, 7.75%, 5/29/31  762,632,000 36,035
233,868
Total Mexico (Cost $321,211) 309,912
MONGOLIA 0.0%
Government Bonds 0.0%
State of Mongolia, 4.45%, 7/7/31 (USD)  675,000 601

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
State of Mongolia, 5.125%, 4/7/26 (USD)  375,000 371
Total Mongolia (Cost $941) 972
MONTENEGRO 0.6%
Government Bonds 0.6%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 28,780,000 30,190
Total Montenegro (Cost $28,931) 30,190
MOROCCO 1.8%
Corporate Bonds 0.3%
OCP, 5.125%, 6/23/51 (USD)  325,000 265
OCP, 7.50%, 5/2/54 (USD) (1) 11,260,000 12,275
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 218
12,758
Government Bonds 1.5%
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (1) 17,575,000 15,118
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  13,465,000 11,582
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  42,630,000 31,621
Kingdom of Morocco, 6.50%, 9/8/33 (USD) (1) 12,790,000 13,895
72,216
Total Morocco (Cost $83,015) 84,974
NIGERIA 0.7%
Government Bonds 0.7%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 751
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 451
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,455
Republic of Nigeria, 7.143%, 2/23/30 (USD)  2,500,000 2,274
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 307
Republic of Nigeria, 7.875%, 2/16/32 (USD)  32,565,000 29,376
Republic of Nigeria,Treasury Bill, Series 364D, 18.322%,
11/7/24  487,500,000 287
Total Nigeria (Cost $30,058) 34,901

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NORTH MACEDONIA 0.0%
Government Bonds 0.0%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 345,000 402
Total North Macedonia (Cost $366) 402
OMAN 3.4%
Corporate Bonds 0.6%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 12,424
OmGrid Funding, 5.196%, 5/16/27 (USD)  500,000 500
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 200,000 204
Oryx Funding, 5.80%, 2/3/31 (USD)  13,100,000 13,361
26,489
Government Bonds 2.8%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1) 18,180,000 18,153
Sultanate of Oman, 4.75%, 6/15/26 (USD)  22,530,000 22,497
Sultanate of Oman, 5.375%, 3/8/27 (USD)  8,845,000 8,960
Sultanate of Oman, 5.625%, 1/17/28 (USD)  9,500,000 9,735
Sultanate of Oman, 6.50%, 3/8/47 (USD)  23,270,000 24,581
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 14,500,000 15,337
Sultanate of Oman, 6.75%, 10/28/27 (USD)  9,200,000 9,731
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 14,758
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 6,520,000 7,306
131,058
Total Oman (Cost $152,551) 157,547
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  16,034,000 12,969
Islamic Republic of Pakistan, 8.25%, 9/30/25 (USD)  475,000 467
Total Pakistan (Cost $17,081) 13,436
PANAMA 4.1%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41
(USD) (1) 6,440,000 5,212
Banco General, VR, 5.25% (USD) (1)(2)(3) 7,325,000 6,724

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 14,295,000 11,881
23,817
Government Bonds 3.6%
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 406
Republic of Panama, 4.50%, 1/19/63 (USD)  19,120,000 13,411
Republic of Panama, 6.40%, 2/14/35 (USD)  74,120,000 75,887
Republic of Panama, 6.853%, 3/28/54 (USD)  5,590,000 5,672
Republic of Panama, 6.875%, 1/31/36 (USD)  13,835,000 14,544
Republic of Panama, 7.50%, 3/1/31 (USD)  330,000 361
Republic of Panama, 7.875%, 3/1/57 (USD)  9,800,000 11,094
Republic of Panama, 8.00%, 3/1/38 (USD)  38,804,000 43,918
165,293
Total Panama (Cost $192,261) 189,110
PARAGUAY 1.3%
Corporate Bonds 0.2%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 8,347,000 8,284
8,284
Government Bonds 1.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 5,653,000 4,826
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 10,130,000 10,122
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 225
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 1,950
Republic of Paraguay, 5.40%, 3/30/50 (USD)  27,929,000 26,123
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 5,274
Republic of Paraguay, 5.85%, 8/21/33 (USD) (1) 720,000 752
Republic of Paraguay, 6.00%, 2/9/36 (USD) (1) 3,070,000 3,248
Republic of Paraguay, 6.10%, 8/11/44 (USD)  1,000,000 1,029
53,549
Total Paraguay (Cost $67,670) 61,833
PERU 1.7%
Corporate Bonds 0.4%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 3,246
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,561,327 3,620
Petroleos del Peru, 5.625%, 6/19/47 (USD)  19,515,000 13,384
20,250

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.3%
Republic of Peru, 2.78%, 12/1/60 (USD)  28,975,000 17,556
Republic of Peru, 3.30%, 3/11/41 (USD)  6,250,000 4,940
Republic of Peru, 3.55%, 3/10/51 (USD)  6,625,000 5,031
Republic of Peru, 5.375%, 2/8/35 (USD)  4,780,000 4,908
Republic of Peru, 5.625%, 11/18/50 (USD)  13,365,000 13,821
Republic of Peru, 7.60%, 8/12/39 (1) 50,300,000 14,797
61,053
Total Peru (Cost $89,478) 81,303
PHILIPPINES 1.7%
Corporate Bonds 1.1%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 6,025
Globe Telecom, 3.00%, 7/23/35 (USD)  13,350,000 11,010
International Container Terminal Services, 4.75%, 6/17/30
(USD)  15,260,000 15,233
Manila Water, 4.375%, 7/30/30 (USD)  16,950,000 16,408
48,676
Government Bonds 0.6%
Republic of Philippines, 2.65%, 12/10/45 (USD)  38,175,000 26,927
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,440,000 1,465
Republic of Philippines, 6.25%, 1/14/36  33,000,000 567
28,959
Total Philippines (Cost $90,552) 77,635
POLAND 1.0%
Government Bonds 1.0%
Republic of Poland, 3.875%, 2/14/33 (EUR)  8,700,000 10,169
Republic of Poland, 5.50%, 4/4/53 (USD)  6,310,000 6,472
Republic of Poland, Series 1034, 5.00%, 10/25/34  115,805,000 29,506
Total Poland (Cost $43,061) 46,147
QATAR 2.3%
Corporate Bonds 1.1%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 9,000,000 8,173
QatarEnergy, 2.25%, 7/12/31 (USD) (1) 13,825,000 12,178
QatarEnergy, 2.25%, 7/12/31 (USD)  15,050,000 13,258

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QatarEnergy, 3.125%, 7/12/41 (USD) (1) 20,475,000 16,307
49,916
Government Bonds 1.2%
State of Qatar, 4.40%, 4/16/50 (USD) (1) 11,820,000 10,996
State of Qatar, 4.40%, 4/16/50 (USD)  4,750,000 4,419
State of Qatar, 4.817%, 3/14/49 (USD)  40,500,000 40,067
55,482
Total Qatar (Cost $129,920) 105,398
ROMANIA 2.0%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 13,477,000 15,907
15,907
Government Bonds 1.6%
Republic of Romania, 2.625%, 12/2/40 (EUR)  3,400,000 2,539
Republic of Romania, 2.875%, 4/13/42 (EUR) (1) 6,965,000 5,251
Republic of Romania, 4.00%, 2/14/51 (USD) (1) 6,510,000 4,766
Republic of Romania, 4.00%, 2/14/51 (USD)  38,018,000 27,833
Republic of Romania, 5.50%, 9/18/28 (EUR)  16,380,000 19,113
Republic of Romania, 5.75%, 3/24/35 (USD) (1) 7,100,000 7,061
Republic of Romania, 6.375%, 1/30/34 (USD) (1) 8,874,000 9,257
75,820
Total Romania (Cost $104,574) 91,727
SAUDI ARABIA 2.8%
Corporate Bonds 0.7%
Gaci First Investment, 5.125%, 2/14/53 (USD)  23,329,000 21,259
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (1) 9,350,000 9,686
30,945
Government Bonds 2.1%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  1,900,000 1,702
Kingdom of Saudi Arabia, 3.25%, 10/26/26 (USD)  500,000 492
Kingdom of Saudi Arabia, 3.45%, 2/2/61 (USD) (1) 465,000 318
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  6,350,000 4,702
Kingdom of Saudi Arabia, 4.50%, 4/22/60 (USD) (1) 585,000 494
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (USD) (1) 13,740,000 14,058
Kingdom of Saudi Arabia, 4.875%, 7/18/33 (USD)  6,300,000 6,416

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  15,100,000 14,240
KSA Sukuk, 2.969%, 10/29/29 (USD) (1) 3,140,000 2,959
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  11,250,000 10,860
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  39,850,000 36,370
Saudi Arabian Oil, 5.25%, 7/17/34 (USD) (1) 5,140,000 5,293
97,904
Total Saudi Arabia (Cost $137,906) 128,849
SENEGAL 1.0%
Government Bonds 1.0%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  15,000,000 15,618
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 1,300,000 1,123
Republic of Senegal, 6.25%, 5/23/33 (USD)  33,610,000 29,021
Total Senegal (Cost $45,521) 45,762
SERBIA 1.9%
Government Bonds 1.9%
Republic of Serbia, 2.125%, 12/1/30 (USD)  47,275,000 39,762
Republic of Serbia, 6.00%, 6/12/34 (USD) (1) 13,350,000 13,768
Republic of Serbia, 6.25%, 5/26/28 (USD) (1) 12,960,000 13,511
Republic of Serbia, 6.50%, 9/26/33 (USD)  18,815,000 20,169
Total Serbia (Cost $87,468) 87,210
SLOVENIA 0.4%
Corporate Bonds 0.4%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (3) 15,800,000 18,032
Total Slovenia (Cost $17,462) 18,032
SOUTH AFRICA 1.2%
Government Bonds 1.2%
Republic of South Africa, 5.65%, 9/27/47 (USD)  21,590,000 18,033
Republic of South Africa, 5.875%, 4/20/32 (USD)  8,290,000 8,278
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 9,509
Republic of South Africa, 7.30%, 4/20/52 (USD)  10,185,000 10,146
Republic of South Africa, Series 2035, 8.875%, 2/28/35  186,540,000 9,999
Total South Africa (Cost $55,752) 55,965

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.5%
Corporate Bonds 0.3%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  11,890,000 12,286
POSCO, 5.75%, 1/17/28 (USD) (1) 2,340,000 2,433
14,719
Government Bonds 0.2%
Export-Import Bank of Korea, 5.00%, 1/11/28 (USD)  4,190,000 4,312
Export-Import Bank of Korea, 5.125%, 1/11/33 (USD)  2,310,000 2,422
6,734
Total South Korea (Cost $20,704) 21,453
SRI LANKA 2.0%
Corporate Bonds 0.0%
SriLankan Airlines, 7.00%, 6/25/24 (USD) (4)(6) 1,449,000 1,040
1,040
Government Bonds 2.0%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD) (4)(6) 14,831,000 8,379
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (4)(6) 41,125,000 23,241
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)(4)(6) 32,615,000 18,431
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (4)(6) 74,534,000 42,245
92,296
Total Sri Lanka (Cost $111,114) 93,336
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  14,075,000 12,819
Total Supranational (Cost $12,867) 12,819
SURINAME 1.0%
Government Bonds 1.0%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00%
PIK) (USD) (1)(7) 29,254,593 28,413
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 18,316,000 17,950
Total Suriname (Cost $30,361) 46,363

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.4%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  3,400,000 3,176
3,176
Corporate Bonds 0.3%
HTA Group, 7.50%, 6/4/29 (USD) (1) 13,460,000 13,729
13,729
Total Tanzania (Cost $16,833) 16,905
THAILAND 0.4%
Corporate Bonds 0.4%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 10,370,000 9,157
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1) 6,140,000 4,356
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  9,590,000 6,804
Total Thailand (Cost $22,514) 20,317
TRINIDAD AND TOBAGO 0.2%
Government Bonds 0.2%
Republic of Trinidad & Tobago, 6.40%, 6/26/34 (USD) (1) 10,580,000 10,944
Total Trinidad and Tobago (Cost $10,580) 10,944
TÜRKIYE 2.9%
Government Bonds 2.9%
Republic of Turkiye, Series 10Y, 5.95%, 1/15/31 (USD)  26,785,000 26,252
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  13,300,000 14,148
Republic of Turkiye, Series 10Y, 9.375%, 1/19/33 (USD)  11,630,000 13,638
Republic of Turkiye, Series 11Y, 4.25%, 4/14/26 (USD)  1,925,000 1,913
Republic of Turkiye, Series 11Y, 4.875%, 10/9/26 (USD)  3,765,000 3,767
Republic of Turkiye, Series 12Y, 6.50%, 9/20/33 (USD)  6,825,000 6,771
Republic of Turkiye, Series 2Y, 37.00%, 2/18/26  292,700,000 8,499
Republic of Turkiye, Series 30Y, 4.875%, 4/16/43 (USD)  7,635,000 5,771
Republic of Turkiye, Series 30Y, 6.00%, 1/14/41 (USD)  15,720,000 13,888
Republic of Turkiye, Series 5Y, 9.875%, 1/15/28 (USD)  3,585,000 4,069
Republic of Turkiye, Series 6Y, 8.60%, 9/24/27 (USD)  10,975,000 12,001
Republic of Turkiye, Series 6Y, 9.375%, 3/14/29 (USD)  22,200,000 25,224
Total Türkiye (Cost $128,899) 135,941

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UKRAINE 0.6%
Government Bonds 0.6%
Government of Ukraine, STEP, 0.00%, 2/1/35 (USD) (1) 5,316,654 2,335
Government of Ukraine, STEP, 0.00%, 2/1/36 (USD) (1) 4,430,546 1,922
Government of Ukraine, STEP, 1.75%, 2/1/29 (USD) (1) 7,029,800 4,148
Government of Ukraine, STEP, 1.75%, 2/1/34 (USD) (1) 7,480,013 3,345
Government of Ukraine, STEP, 1.75%, 2/1/35 (USD) (1) 7,136,234 3,122
Government of Ukraine, STEP, 1.75%, 2/1/36 (USD) (1) 29,295,158 12,658
Total Ukraine (Cost $27,883) 27,530
UNITED ARAB EMIRATES 0.8%
Corporate Bonds 0.8%
DP World Crescent, 3.875%, 7/18/29 (USD)  11,500,000 11,169
Emirates NBD Bank, VR, 6.125% (USD) (2)(3) 12,000,000 11,995
Galaxy Pipeline Assets Bidco, 2.625%, 3/31/36 (USD)  10,280,000 8,799
Ruwais Power, 6.00%, 8/31/36 (USD)  4,865,000 5,110
37,073
Government Bonds 0.0%
Emirate of Dubai, 3.90%, 9/9/50 (USD)  2,560,000 1,993
1,993
Total United Arab Emirates (Cost $40,313) 39,066
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Acquisition Date:
8/23/18, Cost $— (EUR) (4)(5)(8) 4,463,430 25
Total United Kingdom (Cost $–) 25
UNITED STATES 0.5%
Corporate Bonds 0.5%
Hyundai Capital America, 5.60%, 3/30/28 (1) 7,335,000 7,558
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 18,880,000 15,293
Total United States (Cost $26,456) 22,851

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
URUGUAY 0.4%
Government Bonds 0.4%
Oriental Republic of Uruguay, 5.75%, 10/28/34 (USD)  16,385,000 17,797
Total Uruguay (Cost $17,328) 17,797
UZBEKISTAN 0.0%
Government Bonds 0.0%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  550,000 562
Republic of Uzbekistan, 7.85%, 10/12/28 (USD) (1) 1,000,000 1,059
Total Uzbekistan (Cost $1,535) 1,621
VENEZUELA 1.7%
Government Bonds 1.7%
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (4)(6) 9,185,000 891
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (4)(6) 12,471,000 11,536
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (4)(6) 411,225,000 42,843
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (4)(6) 985,000 108
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (4)(6) 43,593,000 5,011
Republic of Venezuela, 6.00%, 12/9/20 (USD) (4)(6) 27,000,000 3,301
Republic of Venezuela, 7.75%, 10/13/19 (USD) (4)(6) 61,570,000 8,026
Republic of Venezuela, 9.25%, 9/15/27 (USD) (4)(6) 10,000,000 1,585
Republic of Venezuela, 11.75%, 10/21/26 (USD) (4)(6) 14,600,000 2,441
Republic of Venezuela, 11.95%, 8/5/31 (USD) (4)(6) 800,000 130
Republic of Venezuela, 12.75%, 8/23/22 (USD) (4)(6) 8,850,000 1,455
Total Venezuela (Cost $284,879) 77,327
VIETNAM 0.1%
Government Bonds 0.1%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  400,000 399
Socialist Republic of Vietnam, Series 30YR, FRN, 6M USD
LIBOR + 0.813%, 6.875%, 3/13/28 (USD)  4,750,000 4,356
Total Vietnam (Cost $4,936) 4,755
ZAMBIA 0.1%
Government Bonds 0.1%
Republic of Zambia, 0.50%, 12/31/53 (USD)  2,904,889 1,433

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Zambia, STEP, 5.75%, 6/30/33 (USD)  3,094,236 2,735
Total Zambia (Cost $4,403) 4,168
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 4.97% (9)(10) 115,966,871 115,967
Total Short-Term Investments (Cost $115,967) 115,967
Total Investments in Securities  99.0%
(Cost $4,883,767) $ 4,605,383
Other Assets Less Liabilities 1.0% 47,300
Net Assets 100.0% $ 4,652,683
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,096,466 and represents 23.6% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,831 and represents 0.2% of net assets.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
BRL Brazilian Real
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/11/24 USD 21,543 INR 1,805,011 $ 14
Bank of America 10/18/24 USD 26,986 MXN 494,741 1,931
Bank of America 12/6/24 USD 18,552 MYR 80,615 (1,031)
Barclays Bank 10/15/24 USD 5,521 TWD 177,496 (95)
Barclays Bank 11/15/24 PLN 5,377 USD 1,396 (1)
Barclays Bank 11/22/24 EUR 4,782 USD 5,315 20
Barclays Bank 3/14/25 USD 16,766 CNH 118,397 (332)
BNP Paribas 10/11/24 PEN 6,818 USD 1,824 15
BNP Paribas 10/11/24 USD 18,950 IDR 312,495,834 (1,657)
BNP Paribas 10/15/24 TWD 277,300 USD 8,509 264
BNP Paribas 11/22/24 USD 57,773 EUR 51,889 (112)
Citibank 10/11/24 INR 779,051 USD 9,283 9
Citibank 10/11/24 USD 9,023 INR 755,234 15
Citibank 11/15/24 PLN 13,239 USD 3,427 9
Citibank 12/6/24 USD 14,516 COP 59,360,591 523
Deutsche Bank 11/15/24 USD 39,628 PLN 156,644 (1,024)
Deutsche Bank 12/6/24 USD 6,274 COP 25,513,252 259
Deutsche Bank 12/6/24 USD 317 PHP 17,828 (1)
Goldman Sachs 10/11/24 IDR 141,465,092 USD 9,341 (12)
Goldman Sachs 10/11/24 USD 18,938 IDR 309,804,543 (1,491)
Goldman Sachs 10/15/24 USD 13,343 TWD 429,320 (240)
Goldman Sachs 11/15/24 PLN 5,383 USD 1,394 3
Goldman Sachs 1/17/25 USD 9,307 IDR 141,465,092 33
HSBC Bank 10/11/24 USD 8,026 IDR 131,777,939 (664)
HSBC Bank 11/8/24 USD 10,141 CLP 9,608,263 (540)
HSBC Bank 11/22/24 EUR 901 USD 1,009 (3)
HSBC Bank 11/22/24 USD 102,153 EUR 91,466 117
HSBC Bank 12/6/24 USD 24,664 MYR 108,646 (1,728)
HSBC Bank 3/14/25 USD 8,544 CNH 60,234 (154)
JPMorgan Chase 10/18/24 MXN 43,941 USD 2,260 (34)
JPMorgan Chase 10/18/24 USD 7,819 ZAR 143,470 (471)
JPMorgan Chase 11/22/24 EUR 9,063 USD 10,107 3
JPMorgan Chase 12/6/24 USD 616 PHP 34,587 —
Standard Chartered 10/11/24 USD 16,103 PEN 61,227 (411)
State Street 11/22/24 USD 50,979 EUR 45,733 (38)
UBS Investment Bank 10/11/24 INR 569,091 USD 6,791 (3)
UBS Investment Bank 11/15/24 PLN 21,694 USD 5,586 44
UBS Investment Bank 1/17/25 USD 6,757 INR 569,091 4
UBS Investment Bank 3/14/25 USD 25,579 CNH 180,251 (452)
Wells Fargo 12/3/24 USD 42,553 BRL 235,654 (386)

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 12/6/24 USD 3,199 COP 13,065,704 $ 119
Net unrealized gain (loss) on open forward
currency exchange contracts $ (7,498)

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 363 Euro BUND contracts 12/24 (54,518) $ (853)
Short, 215 U.S. Treasury Notes ten year contracts 12/24 (24,570) 23
Long, 1,811 Ultra U.S. Treasury Bonds contracts 12/24 241,033 (619)
Net payments (receipts) of variation margin to date (1)
Variation margin receivable (payable) on open futures contracts $ (1,450)

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ —# $ — $ 1,953+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 43,009  ¤  ¤ $ 115,967^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,953 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $115,967.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus. On May 8, 2024, the Board approved the reorganization of the T. Rowe Price Institutional
Emerging Markets Bond Fund (Acquired fund) into the fund. The reorganization is anticipated to close on or around September 27, 2024, and pursuant to which, the fund will acquire substantially all of the assets and liabilities of the Acquired fund in exchange for I Class shares of the fund.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Emerging Markets Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Emerging Markets Bond Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,481,585 $ — $ 4,481,585
Common Stocks — — 25 25
Private Investment Company
2
— — — 7,806
Short-Term Investments 115,967 — — 115,967
Total Securities 115,967 4,481,585 25 4,605,383
Forward Currency Exchange
Contracts — 3,382 — 3,382
Futures Contracts* 23 — — 23
Total $ 115,990 $ 4,484,967 $ 25 $ 4,608,788
Liabilities
Forward Currency Exchange
Contracts $ — $ 10,880 $ — $ 10,880
Futures Contracts* 1,472 — — 1,472
Total $ 1,472 $ 10,880 $ — $ 12,352
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.

T. ROWE PRICE Emerging Markets Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F110-054Q3 09/24
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.